Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation paid and our financial performance for each of the last five completed fiscal years to our principal executive officer (our “PEO”) and our other named executive officers (“non-PEO NEOs”). In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in each such previous year, as the valuation methods for this disclosure under Item 402(v) differ from those required in reporting the compensation information in the Summary Compensation Table. For our non-PEO NEOs, compensation is reported as an average.

Pay Versus Performance Table

			Average		Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (in thousands) ($)(7)	Adjusted EBITDA (in thousands) ($)(8)
2024	733,119	447,998	402,713	118,750	446.57	100.00	2,321	22,614
2023	687,167	1,015,128	422,179	530,294	474.28	100.30	10,071	38,779
2022	698,899	199,172	208,229	(28,884)	282.25	88.17	15,703	49,583
2021	1,223,452	1,786,960	603,557	801,424	459.46	132.19	14,774	50,255
2020	579,950	1,216,888	320,805	543,688	254.44	101.77	6,031	39,953

(1)	Our PEO in 2024, 2023, 2022, 2021 and 2020 was Cabell Lolmaugh, our Chief Executive Officer.

(2)	In accordance with SEC rules, the following adjustments were made to determine the “compensation actually paid” to our PEO during the most recently completed fiscal year, which consisted solely of adjustments to the PEO’s equity awards:
Cabell Lolmaugh
2024
Summary Compensation Table - Total Compensation	$733,119

- grant date fair value of option and stock awards granted in the covered fiscal year	(301,737)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	314,442
+ change in fair value at fiscal year end of all outstanding and unvested option awards and stock awards granted in prior fiscal years	(23,968)
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested at the end of or during the covered fiscal year	(34,438)
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(239,421)
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	-
Total Equity Adjustments (subtotal)	$(285,121)
Compensation Actually Paid	$447,998

(3)	Our non-PEO NEOs for each year were as follows:
●	2023: Karla Lunan, Joe Kinder and Mark Davis

●	2022: Karla Lunan, Nancy DiMattia (until January 3, 2022), Joe Kinder and Mark Davis

●	2021: Nancy DiMattia, Joe Kinder and Mark Davis

●	2020: Nancy DiMattia, Joe Kinder and Mark Davis

(4)	In accordance with SEC rules, the following adjustments were made to determine the “compensation actually paid” on average to our non-PEO NEOs during the most recently completed fiscal year:

Average Non-PEO NEOs
2024
Summary Compensation Table - Total Compensation	$402,713

- grant date fair value of option and stock awards granted in the covered fiscal year	(184,091)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	121,887
+ change in fair value at fiscal year end of all outstanding and unvested option awards and stock awards granted in prior fiscal years	(7,989)
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested at the end of or during the covered fiscal year	(9,508)
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(204,262)
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	-
Total Equity Adjustments (subtotal)	$(283,963)
Compensation Actually Paid	$118,750
(5)	An investment of $100 is assumed to have been made in our common stock as of December 31, 2019. All values assume dividends were reinvested on the date paid.

(6)	We have selected the Dow Jones U.S. Furnishings Index as our peer group. An investment of $100 is assumed to have been made as of December 31, 2019. All values assume dividends were reinvested on the date paid.

(7)	The dollar amounts reported represent the amount of net income for the applicable year, each as calculated in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

(8)	Adjusted EBITDA is defined as net income calculated in accordance with GAAP, as adjusted for interest expense, income taxes, depreciation and amortization, and stock-based compensation expense. The Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the Pay Versus Performance Table) used by the Company to link compensation actually paid to the Company’s named executive officers for the most recently completed year to the Company’s performance. See Appendix A for additional details regarding Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Our PEO in 2024, 2023, 2022, 2021 and 2020 was Cabell Lolmaugh, our Chief Executive Officer.
(3)	Our non-PEO NEOs for each year were as follows:
●	2023: Karla Lunan, Joe Kinder and Mark Davis
●	2022: Karla Lunan, Nancy DiMattia (until January 3, 2022), Joe Kinder and Mark Davis
●	2021: Nancy DiMattia, Joe Kinder and Mark Davis
●	2020: Nancy DiMattia, Joe Kinder and Mark Davis

Peer Group Issuers, Footnote	(6)We have selected the Dow Jones U.S. Furnishings Index as our peer group. An investment of $100 is assumed to have been made as of December 31, 2019.
PEO Total Compensation Amount	$ 733,119	$ 687,167	$ 698,899	$ 1,223,452	$ 579,950
PEO Actually Paid Compensation Amount	$ 447,998	1,015,128	199,172	1,786,960	1,216,888
Adjustment To PEO Compensation, Footnote
(2)	In accordance with SEC rules, the following adjustments were made to determine the “compensation actually paid” to our PEO during the most recently completed fiscal year, which consisted solely of adjustments to the PEO’s equity awards:
Cabell Lolmaugh
2024
Summary Compensation Table - Total Compensation	$733,119

- grant date fair value of option and stock awards granted in the covered fiscal year	(301,737)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	314,442
+ change in fair value at fiscal year end of all outstanding and unvested option awards and stock awards granted in prior fiscal years	(23,968)
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested at the end of or during the covered fiscal year	(34,438)
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(239,421)
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	-
Total Equity Adjustments (subtotal)	$(285,121)
Compensation Actually Paid	$447,998

Non-PEO NEO Average Total Compensation Amount	$ 402,713	422,179	208,229	603,557	320,805
Non-PEO NEO Average Compensation Actually Paid Amount	$ 118,750	530,294	(28,884)	801,424	543,688
Adjustment to Non-PEO NEO Compensation Footnote
(4)	In accordance with SEC rules, the following adjustments were made to determine the “compensation actually paid” on average to our non-PEO NEOs during the most recently completed fiscal year:
Average Non-PEO NEOs
2024
Summary Compensation Table - Total Compensation	$402,713

- grant date fair value of option and stock awards granted in the covered fiscal year	(184,091)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	121,887
+ change in fair value at fiscal year end of all outstanding and unvested option awards and stock awards granted in prior fiscal years	(7,989)
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested at the end of or during the covered fiscal year	(9,508)
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	(204,262)
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	-
Total Equity Adjustments (subtotal)	$(283,963)
Compensation Actually Paid	$118,750

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

Company total shareholder return and per group total shareholder return

The table below demonstrates the relationship between (i) the Company’s total shareholder return and (ii) the weighted total shareholder return of the Company’s peer group disclosed in footnote (6) to the Pay Versus Performance Table above, for the period beginning on December 31, 2019 and ending on December 31, 2024.

Tabular List, Table

Financial Performance Measures

As described in greater detail under the caption “Executive Compensation-Compensation Discussion and Analysis,” performance-based pay constitutes the most significant portion of target total direct compensation for the Company’s senior executives. In our assessment, the financial performance measures selected for use in the 2024 annual cash incentive plan and long-term equity incentive awards represent the most important financial performance measures used by the Company to link compensation actually paid to the Company’s named executive officers during 2024 to the Company’s performance. These measures consist of:

●	Adjusted EBITDA

●	Pretax Return on Capital Employed

See “Executive Compensation-Compensation Discussion and Analysis” for additional details on how each of the financial performance measures listed above were used in the Company’s 2024 executive compensation program.

Total Shareholder Return Amount	$ 446.57	474.28	282.25	459.46	254.44
Peer Group Total Shareholder Return Amount	100	100.3	88.17	132.19	101.77
Net Income (Loss)	$ 2,321,000	$ 10,071,000	$ 15,703,000	$ 14,774,000	$ 6,031,000
Company Selected Measure Amount	22,614,000	38,779,000	49,583,000	50,255,000	39,953,000
PEO Name	Cabell Lolmaugh
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)	Adjusted EBITDA is defined as net income calculated in accordance with GAAP, as adjusted for interest expense, income taxes, depreciation and amortization, and stock-based compensation expense. The Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure (that is not otherwise required to be disclosed in the Pay Versus Performance Table) used by the Company to link compensation actually paid to the Company’s named executive officers for the most recently completed year to the Company’s performance. See Appendix A for additional details regarding Adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name	Pretax Return on Capital Employed
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (285,121)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(301,737)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	314,442
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,968)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,438)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(239,421)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(283,963)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(184,091)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,887
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,989)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,508)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(204,262)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount